Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 5,091	$ 8,182	$ 1,164
Settlements of debt related instruments	(321)	(677)
Repayment of interest bearing liabilities	(7,327)	(3,289)
Change from Net financing cash flows	(2,557)	4,216
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	7,502	2,472
Proceeds from interest bearing liabilities	400	5,450
Repayment of interest bearing liabilities	(5,319)	(1,087)
Change from Net financing cash flows	(4,919)	4,363
Other movements:
Acquisition of subsidiaries and operations		688
Foreign exchange impacts	24	(23)
Other interest bearing liabilities/derivative related changes	3	2
At the end of the financial year	2,610	7,502	2,472
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	11,819	11,363
Proceeds from interest bearing liabilities	4,691	2,732
Repayment of interest bearing liabilities	(1,338)	(1,610)
Change from Net financing cash flows	3,353	1,122
Other movements:
Interest rate impacts	(214)	(803)
Foreign exchange impacts	(35)	128
Other interest bearing liabilities/derivative related changes	9	9
At the end of the financial year	14,932	11,819	11,363
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,019	2,576
Repayment of interest bearing liabilities	(656)	(576)
Change from Net financing cash flows	(656)	(576)
Other movements:
Acquisition of subsidiaries and operations		423
Divestment of subsidiaries and operations	(60)
Foreign exchange impacts	(16)	12
Lease additions	593	542
Remeasurement of index-linked freight contracts	230	53
Other interest bearing liabilities/derivative related changes	6	(11)
At the end of the financial year	3,116	3,019	2,576
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	5	0
Other movements:
Other interest bearing liabilities/derivative related changes	(2)	5
At the end of the financial year	3	5	0
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year		17
Repayment of interest bearing liabilities	(14)	(16)
Change from Net financing cash flows	(14)	(16)
Other movements:
Other interest bearing liabilities/derivative related changes	71	(1)
At the end of the financial year	57		17
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	1,572	1,688
Settlements of debt related instruments	(321)	(677)
Change from Net financing cash flows	(321)	(677)
Other movements:
Interest rate impacts	188	691
Foreign exchange impacts	35	(127)
Other interest bearing liabilities/derivative related changes	(79)	(3)
At the end of the financial year	$ 1,395	$ 1,572	$ 1,688